Risk Management and Financial Instruments (Details) - Schedule of Estimated Fair Value (Parentheticals)	Jun. 30, 2024	Dec. 31, 2023
Pilgrim’s Pride Corporation Two Thousand Twenty-Seven [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate		5.85%
JBS Lux 2027 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	2.50%	2.50%
JBS Lux 2028 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	5.13%	5.13%
JBS Lux 2029 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	3.00%	3.00%
JBS Lux 2029 One [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	6.50%	6.50%
JBS Lux 2030 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	5.50%	5.50%
JBS Lux 2031 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	3.75%	3.75%
PPC 2031 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	4.25%	4.25%
JBS Lux 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	3.00%	3.00%
JBS Lux 2032 One [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	362.00%	3.62%
PPC 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	35.00%	3.50%
JBS Lux 2033 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	5.75%	5.75%
PPC 2033 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	625.00%	6.25%
JBS Lux 2034 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	675.00%	6.75%
PPC 2034 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	687.00%	6.87%
JBS Lux 2052 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	437.00%	4.37%
JBS Lux 2053 [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	7.25%	7.25%
JBS Lux 2052 One [Member]
Schedule of Estimated Fair Value [Line Items]
Interest Rate	6.50%	6.50%